Long-Term Debt (Details) (USD $)						12 Months Ended	6 Months Ended											6 Months Ended																		6 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2014 Fixed principal repayments	Jun. 30, 2014 variable principal payments	Jun. 30, 2014 Final Payment due on December 31, 2018*[and other payments thereafter]	Dec. 31, 2014 Bank agreement	Jun. 30, 2014 January 2011 Credit Facility	Jun. 30, 2014 Hyundai Samho vendor financing	Dec. 31, 2013 Hyundai Samho vendor financing	Jun. 30, 2014 The Royal Bank of Scotland Previously Existing Credit Facilities	Dec. 31, 2013 The Royal Bank of Scotland Previously Existing Credit Facilities	Jun. 30, 2014 The Royal Bank of Scotland January 2011 Credit Facility	Dec. 31, 2013 The Royal Bank of Scotland January 2011 Credit Facility	Jun. 30, 2014 HSH Nordbank Previously Existing Credit Facilities	Dec. 31, 2013 HSH Nordbank Previously Existing Credit Facilities	Jun. 30, 2014 The Export-Import Bank of Korea (KEXIM) Previously Existing Credit Facilities	Dec. 31, 2013 The Export-Import Bank of Korea (KEXIM) Previously Existing Credit Facilities	Jun. 30, 2014 The Export-Import Bank of Korea & ABN Amro Previously Existing Credit Facilities	Dec. 31, 2013 The Export-Import Bank of Korea & ABN Amro Previously Existing Credit Facilities	Jun. 30, 2014 Deutsche Bank Previously Existing Credit Facilities	Dec. 31, 2013 Deutsche Bank Previously Existing Credit Facilities	Jun. 30, 2014 Credit Agricole Previously Existing Credit Facilities	Dec. 31, 2013 Credit Agricole Previously Existing Credit Facilities	Jun. 30, 2014 HSH Nordbank AG-Aegean Baltic Bank-Piraeus Bank Previously Existing Credit Facilities	Dec. 31, 2013 HSH Nordbank AG-Aegean Baltic Bank-Piraeus Bank Previously Existing Credit Facilities	Jun. 30, 2014 HSH Nordbank AG-Aegean Baltic Bank-Piraeus Bank January 2011 Credit Facility	Dec. 31, 2013 HSH Nordbank AG-Aegean Baltic Bank-Piraeus Bank January 2011 Credit Facility	Jun. 30, 2014 Credit Suisse Previously Existing Credit Facilities	Dec. 31, 2013 Credit Suisse Previously Existing Credit Facilities	Jun. 30, 2014 ABN Amro-Lloyds TSB-National Bank of Greece Previously Existing Credit Facilities	Dec. 31, 2013 ABN Amro-Lloyds TSB-National Bank of Greece Previously Existing Credit Facilities	Jun. 30, 2014 ABN Amro-Lloyds TSB-National Bank of Greece January 2011 Credit Facility	Dec. 31, 2013 ABN Amro-Lloyds TSB-National Bank of Greece January 2011 Credit Facility	Jun. 30, 2014 Commerzbank-Credit Suisse- Credit Agricole Previously Existing Credit Facilities	Dec. 31, 2013 Commerzbank-Credit Suisse- Credit Agricole Previously Existing Credit Facilities	Jun. 30, 2014 Sinosure CEXIM-Citi-ABN Amro Credit Facility	Jun. 30, 2014 Sinosure CEXIM-Citi-ABN Amro Credit Facility Previously Existing Credit Facilities	Dec. 31, 2013 Sinosure CEXIM-Citi-ABN Amro Credit Facility Previously Existing Credit Facilities	Jun. 30, 2014 Club Facility January 2011 Credit Facility	Dec. 31, 2013 Club Facility January 2011 Credit Facility	Jun. 30, 2014 Citi-Eurobank January 2011 Credit Facility	Dec. 31, 2013 Citi-Eurobank January 2011 Credit Facility	Jan. 24, 2011 Previously Existing Credit Facilities Except for KEXIM and KEXIM-ABN Amro
Long-Term Debt
Long-term debt										$ 681,677,000	$ 683,614,000	$ 89,912,000	$ 94,245,000	$ 30,166,000	$ 31,163,000	$ 23,757,000	$ 28,942,000	$ 62,484,000	$ 68,109,000	$ 176,905,000	$ 177,968,000	$ 147,922,000	$ 151,239,000	$ 646,713,000	$ 658,160,000	$ 102,994,000	$ 110,396,000	$ 211,715,000	$ 215,613,000	$ 243,037,000	$ 247,001,000	$ 29,306,000	$ 31,953,000	$ 281,408,000	$ 288,474,000		$ 152,550,000	$ 162,720,000	$ 71,887,000	$ 78,001,000	$ 72,348,000	$ 74,808,000
Long-term debt, including Comprehensive Financing Plan exit fee accrual and fair value of hedged debt	3,036,068,000	3,112,103,000
Current portion	150,062,000	146,462,000								7,069,000	4,628,000	10,210,000	9,226,000	4,614,000	2,545,000	10,369,000	10,369,000	11,250,000	11,250,000	4,487,000	3,251,000	7,188,000	6,770,000		11,447,000	20,834,000	15,503,000	7,472,000	7,026,000	7,921,000	7,537,000	5,536,000	5,415,000	14,108,000	13,489,000		20,340,000	20,340,000	13,440,000	12,618,000	5,224,000	5,048,000
Long-term portion	2,886,006,000	2,965,641,000								674,608,000	678,986,000	79,702,000	85,019,000	25,552,000	28,618,000	13,388,000	18,573,000	51,234,000	56,859,000	172,418,000	174,717,000	140,734,000	144,469,000	646,713,000	646,713,000	82,160,000	94,893,000	204,243,000	208,587,000	235,116,000	239,464,000	23,770,000	26,538,000	267,300,000	274,985,000		132,210,000	142,380,000	58,447,000	65,383,000	67,124,000	69,760,000
Comprehensive Financing Plan exit fee accrued	9,991,000	8,117,000
Fair value hedged debt	1,296,000	1,580,000
Hyundai Samho Vendor Financing
Balance at the end of the period								93,061,000	121,755,000
Current portion	57,388,000	57,388,000						57,388,000	57,388,000
Long-term portion	35,673,000	64,367,000						35,673,000	64,367,000
Payment due by period ended
June 30, 2015	150,062,000		142,861,000	7,201,000				57,388,000
June 30, 2016	227,046,000		168,810,000	58,236,000				35,673,000
June 30, 2017	286,493,000		192,367,000	94,126,000
June 30, 2018	270,070,000		170,538,000	99,532,000
June 30, 2019 and thereafter	2,091,110,000		178,406,000	17,402,000	1,895,302,000
Total long-term debt	3,024,781,000		852,982,000	276,497,000	1,895,302,000			93,061,000
Increase in interest rate margin (as a percent)																		0.50%
New debt financing subject to bank agreement																																											425,000,000
Variable rate basis							LIBOR																													LIBOR
Interest rate added to variable rate basis (as a percent)							1.85%																													2.85%
Amendment fee accrued under other long-term liabilities						$ 5,000,000